Deferred Offering Costs (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Offering Costs [Abstract]
Schedule of Deferred Offering Costs
	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Deferred offering costs	837	-